Funding from UBS Group AG measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Funding From Group [Line Items]
Funding from UBS Group AG measured at amortized cost
Funding from UBS Group AG measured at amortized cost
USD m 30.6.26 31.12.25
Debt contributing to total loss-absorbing capacity (TLAC) 86,859 83,773
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments 23,144 19,600
Other
1
724 7,242
Total funding from UBS Group AG measured at amortized cost
2,3,4
110,727 110,614
1 Includes one high-trigger
loss-absorbing additional tier
1 capital instrument
that ceased to be
eligible when UBS
Group AG issued a notice
of redemption in
the first half year
of 2026.
2 Includes USD
18.0 bn
(31 December 2025: USD 13.0
bn) of contingent capital instruments that are
subject to equity conversion upon the occurrence
of a contractual trigger event or a
contractual viability event and USD
6.0 bn (31 December
2025: USD 6.6
bn) of contingent capital instruments that
are subject to write-down upon the
occurrence of a contractual trigger event
or a contractual viability event, in
each case without prejudice to FINMA's
statutory
powers (refer to “Note 1 Summary of
material accounting policies” in the “Consolidated financial statements” section of the UBS AG Annual Report 2025 for more
information). The aforementioned contingent capital
instruments subject to write-down are financial instruments with contractual terms that can change the timing
and amount of contractual cash flows and are
required to be disclosed by new disclosure requirements
in IFRS 7,
effective from 1
January 2026 (refer
to Note 1).
3 Total funding
from UBS Group AG measured
at amortized cost
consists of subordinated
debt of UBS AG and
its subsidiaries toward
UBS Group AG.
Subordinated debt
consists of
unsecured debt
obligations that
are contractually
subordinated in
right of
payment to
all other
present and
future non-subordinated
obligations of
the respective
issuing entity.
All
instruments contributing to TLAC have been subordinated since 1 January 2020.
4 UBS AG has also recognized funding from UBS Group AG that is designated at fair value. Refer to Note 11d for more information.